Consolidated statement of changes in equity of Aegon Ltd. (Parenthetical) - Discontinued Operations ValuesThat May Or May Not Be Reclassified [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discontinued operations will be reclassified to profit and loss	€ 16	€ (329)
Discontinued operations will not be reclassified to profit and loss	€ 675	€ 1,379